Lease (Details) - USD ($)	3 Months Ended
	Mar. 31, 2020	Oct. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ROU assets	$ 300,095	$ 300,000
Operating lease liabilities	314,355	$ 300,000
ASU 2016-02 | Restatement adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ROU assets	300,095
Operating lease liabilities	$ 314,355
Remaining lease term	9 years 6 months
Discount rate	4.00%